Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	$ 637,379	$ 430,258	$ 343,826
Net income	298,609	151,810	101,625
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total revenues	93,715	157,859	121,349
Net income	$ 10,131	$ 58,898	$ 35,457